Significant Accounting Policies - Schedule of Recurring Basis Financial Assets and Liabilities (Details)	Dec. 31, 2020 USD ($)
Fair Value of convertible component in convertible loan	$ 54,970
Total liabilities	54,970
Level 1 [Member]
Fair Value of convertible component in convertible loan
Total liabilities
Level 2 [Member]
Fair Value of convertible component in convertible loan
Total liabilities
Level 3 [Member]
Fair Value of convertible component in convertible loan	54,970
Total liabilities	$ 54,970